Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Common Shares USD ($) shares	Other reserves (note 16) USD ($)	Equity component of convertible notes USD ($)	Deficit USD ($)	Total equity attributable to equity holders of SSR Mining USD ($)	Non-controlling interest USD ($)
Beginning balance (in shares) at Dec. 31, 2015 | shares		80,826,000
Beginning balance at Dec. 31, 2015	$ 447,183	$ 707,607	$ (54,805)	$ 68,347	$ (273,966)	$ 447,183	$ 0
Shares and options issued pursuant to the acquisition of Seabee Gold Operation, net of share issuance costs (in shares) | shares		37,394,000
Shares and options issued pursuant to the acquisition of Seabee Gold Operation, net of share issuance costs	$ 329,035	$ 324,990	4,045			329,035
Exercise of stock options (in shares) | shares	1,181,387	1,181,000
Exercise of stock options	$ 6,700	$ 10,958	(4,258)			6,700
Equity-settled share-based compensation	2,133		2,133			2,133
Recognition of joint venture							0
Funding from non-controlling interest							0
Total comprehensive income for the year	116,828		51,871		64,957	116,828	0
Ending balance at Dec. 31, 2016	$ 901,879	$ 1,043,555	(1,014)	68,347	(209,009)	901,879	0
Ending balance (in shares) at Dec. 31, 2016 | shares		119,401,000
Exercise of stock options (in shares) | shares	440,317	440,000
Exercise of stock options	$ 2,339	$ 3,678	(1,339)			2,339
Equity-settled share-based compensation	2,219		2,219			2,219
Recognition of joint venture	17,231					(1,342)	18,573
Funding from non-controlling interest	2,320					0	2,320
Total comprehensive income for the year	97,940		26,474		69,316	95,790	2,150
Ending balance at Dec. 31, 2017	$ 1,023,928	$ 1,047,233	$ 24,998	$ 68,347	$ (139,693)	$ 1,000,885	$ 23,043
Ending balance (in shares) at Dec. 31, 2017 | shares		119,841,000